COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum payments under non-cancellable operating leases as of February 28, 2019 were as follows:

Fiscal year ending
February 2020	$270,093
February 2021	285,653
February 2022	258,355
February 2023	207,371
February 2024	143,145
Thereafter	178,642

Total	$1,343,259